Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	2023	2022
Finished products	Ps. 6,293	Ps. 5,693
Raw materials	3,624	4,288
Non strategic spare parts	1,004	922
Inventories in transit	107	204
Packing materials	538	420
Other	314	361
	Ps. 11,880	Ps. 11,888

Summary of Changes in Inventories
For the years ended as of December 31, 2023, 2022 and 2021, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2023	2022	2021
Finished goods and work in progress	Ps. 28,682	Ps. 25,073	Ps. 23,756
Raw materials and packing materials	90,919	85,171	69,309
Total	Ps. 119,601	Ps. 110,244	Ps. 93,065